Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal
State
Foreign
Current, total
Deferred:
Federal	(1,607)	2,127
State and local	(1,705)	(18)
Deferred, total	(3,312)	2,109
Less: change in valuation allowance	3,312	(2,109)
Total provision for income taxes